Income Taxes - Effective Income Tax Rate Reconciliation from Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective income tax rate reconciliation from continuing operations:
United States federal statutory rate (as a percent)	35.00%	35.00%	35.00%
State and local income taxes (as a percent)	(0.90%)	(2.60%)	0.80%
Impact of change in tax contingencies (as a percent)	2.40%	(4.20%)	(7.10%)
Foreign income tax rate differences (as a percent)	(14.00%)	(8.40%)	(17.60%)
Impact of change in deferred tax asset valuation allowance (as a percent)	(7.30%)	(28.60%)	4.70%
Impact of change in legal entity tax status (as a percent)	(5.50%)	0.00%	0.00%
Impact of non-taxable interest income (as a percent)	(4.90%)	(15.60%)	(9.20%)
Domestic permanent differences & tax credits (as a percent)	(5.70%)	(42.10%)	2.10%
Effective income tax rate reconciliation from continuing operations (as a percent)	(0.90%)	(66.50%)	8.70%